UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 4/30

Date of reporting period: 7/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2018 (Unaudited)

DWS Government & Agency Securities Portfolio

(formerly Deutsche Government & Agency Securities Portfolio)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 83.1%
U.S. Government Sponsored Agencies 53.2%
Federal Farm Credit Bank:
1-month LIBOR minus 0.145%, 1.925% **, 2/26/2019	30,000,000	29,999,310
1-month LIBOR minus 0.145%, 1.927% **, 3/29/2019	22,000,000	22,000,000
1-month LIBOR minus 0.165%, 1.927% **, 11/2/2018	25,000,000	24,999,840
1-month LIBOR minus 0.150%, 1.928% **, 10/11/2018	20,000,000	19,999,883
1-month LIBOR minus 0.165%, 1.932% **, 10/9/2018	10,750,000	10,749,892
1-month LIBOR minus 0.135%, 1.943% **, 4/11/2019	89,500,000	89,500,000
1-month LIBOR minus 0.110%, 1.957% **, 3/12/2019	28,000,000	27,999,072
1-month LIBOR minus 0.095%, 1.969% **, 7/25/2019	12,000,000	11,999,850
1-month LIBOR minus 0.090%, 1.991% **, 10/22/2018	40,000,000	39,999,609
1-month LIBOR minus 0.070%, 2.027% **, 1/9/2019	25,000,000	25,000,000
1-month LIBOR plus 0.030%, 2.107% **, 8/27/2018	20,000,000	19,999,889
1-month LIBOR plus 0.040%, 2.126% **, 1/10/2019	22,250,000	22,256,981
3-month LIBOR minus 0.180%, 2.178% **, 11/1/2019	25,000,000	25,000,000
3-month LIBOR minus 0.055%, 2.276% **, 8/20/2018	20,000,000	20,002,644
3-month U.S. Treasury Bill Money Market Yield plus 0.280%, 2.29% **, 11/13/2018	38,500,000	38,500,000
Federal Home Loan Bank:
1.87% *, 8/24/2018	20,000,000	19,976,438
1-month LIBOR minus 0.145%, 1.927% **, 8/15/2018	60,000,000	60,000,000
1-month LIBOR minus 0.145%, 1.929% **, 8/13/2018	15,000,000	15,000,000
1-month LIBOR minus 0.160%, 1.93% **, 8/3/2018	15,000,000	15,000,000
1-month LIBOR minus 0.135%, 1.937% **, 11/16/2018	48,000,000	48,000,000
1-month LIBOR minus 0.130%, 1.939% **, 10/24/2018	30,000,000	30,000,000
1.947% *, 9/4/2018	32,000,000	31,941,973
1.951% *, 8/22/2018	140,000,000	139,842,873
1-month LIBOR minus 0.130%, 1.951% **, 3/22/2019	57,250,000	57,250,000
1-month LIBOR minus 0.125%, 1.956% **, 6/21/2019	40,000,000	40,000,000
1.957% *, 9/7/2018	132,250,000	131,987,667
1-month LIBOR minus 0.125%, 1.961% **, 8/20/2018	28,000,000	28,000,000
1.962% *, 10/9/2018	50,000,000	49,814,563
1-month LIBOR minus 0.110%, 1.968% **, 10/11/2018	125,000,000	125,009,389
1-month LIBOR minus 0.110%, 1.971% **, 2/22/2019	60,500,000	60,500,000
3-month LIBOR minus 0.330%, 2.003% **, 1/11/2019	45,000,000	45,000,000
3-month LIBOR minus 0.330%, 2.005% **, 12/21/2018	39,000,000	39,000,000
1-month LIBOR minus 0.090%, 2.007% **, 11/8/2018	30,000,000	30,000,000
1-month LIBOR minus 0.090%, 2.01% **, 4/5/2019	55,000,000	55,000,000
3-month LIBOR minus 0.310%, 2.017% **, 3/11/2019	40,000,000	40,000,000
1-month LIBOR minus 0.080%, 2.02% **, 2/4/2019	24,200,000	24,200,000
3-month LIBOR minus 0.310%, 2.023% **, 1/11/2019	50,000,000	50,000,000
1-month LIBOR minus 0.045%, 2.024% **, 1/24/2019	10,000,000	10,004,225
2.028% *, 10/26/2018	900,000	895,700
2.028% *, 10/30/2018	19,500,000	19,402,500
3-month LIBOR minus 0.250%, 2.058% **, 8/3/2018	25,000,000	25,000,000
Federal Home Loan Mortgage Corp.:
1.784% *, 8/9/2018	20,000,000	19,992,178
1.916% *, 8/20/2018	65,000,000	64,935,163
1-month LIBOR minus 0.150%, 1.917% **, 2/12/2019	20,000,000	20,000,000
1.947% *, 9/25/2018	30,000,000	29,912,000
1.982% *, 10/18/2018	40,000,000	39,830,567
1-month LIBOR minus 0.100%, 1.997% **, 8/8/2019	48,000,000	48,000,000
3-month LIBOR minus 0.280%, 2.073% **, 8/10/2018	20,000,000	20,000,000
3-month LIBOR minus 0.250%, 2.081% **, 10/10/2018	28,500,000	28,500,000
		1,890,002,206
U.S. Treasury Obligations 29.9%
U.S. Treasury Bills:
1.832% *, 8/23/2018	80,000,000	79,911,670
1.872% *, 9/20/2018	40,000,000	39,897,444
1.901% *, 8/30/2018	34,000,000	33,949,729
1.902% *, 8/30/2018	50,000,000	49,926,053
1.906% *, 9/27/2018	84,000,000	83,749,960
1.916% *, 9/20/2018	65,000,000	64,829,375
1.921% *, 9/27/2018	100,000,000	99,699,958
1.924% *, 8/30/2018	30,000,000	29,954,132
1.977% *, 9/20/2018	89,000,000	88,758,959
2.009% *, 10/18/2018	70,000,000	69,699,548
2.059% *, 11/23/2018	80,000,000	79,485,607
1.911% *, 8/30/2018	20,000,000	19,970,273
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.140%, 2.12% **, 1/31/2019	40,000,000	40,041,283
3-month U.S. Treasury Bill Money Market Yield plus 0.170%, 2.15% **, 10/31/2018	282,750,000	282,921,615
		1,062,795,606
Total Government & Agency Obligations (Cost $2,952,797,812)		2,952,797,812
Repurchase Agreements 18.2%
BNP Paribas, 1.91%, dated 7/31/2018, to be repurchased at $100,005,306 on 8/1/2018 (a)	100,000,000	100,000,000
Wells Fargo Bank, 1.93%, dated 7/31/2018, to be repurchased at $546,675,306 on 8/1/2018 (b)	546,646,000	546,646,000
Total Repurchase Agreements (Cost $646,646,000)		646,646,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,599,443,812)	101.3	3,599,443,812
Other Assets and Liabilities, Net	(1.3)	(45,550,742)
Net Assets	100.0	3,553,893,070

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Annualized yield at time of purchase; not a coupon rate.
**	Floating rate security. These securities are shown at their current rate as of July 31, 2018.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
49,999,000	U.S. Treasury Floating Rate Note	2.04	01/31/2020	50,238,427
100	U.S. Treasury Inflation-Indexed Note	0.125	04/15/2022	101
54,147,900	U.S. Treasury Notes	1.125-1.5	7/15/2020-8/31/2021	51,761,476
Total Collateral Value				102,000,004

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
446,956,253	Federal Home Loan Mortgage Corp.	3.0-5.0	6/1/2026-7/1/2048	444,427,702
3,787,232	Federal Home Loan Mortgage Corp. - Interest Only	3.5-5.5	11/15/2031-4/15/2046	516,982
105,370,975	Federal National Mortgage Association	3.0-4.5	7/1/2028-8/1/2048	104,906,061
40,454,663	Federal National Mortgage Association- Interest Only	3.0-8.0	7/25/2030-8/25/2047	7,728,175
Total Collateral Value				557,578,920

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (c)	$—	$2,952,797,812	$—	$2,952,797,812
Repurchase Agreements	—	646,646,000	—	646,646,000
Total	$—	$3,599,443,812	$—	$3,599,443,812

There have been no transfers between fair value measurement levels during the period ended July 31, 2018.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	September 24, 2018